Aon Funds
                                                                   Annual Report
                                                                October 31, 1999

                                                             December 30, 1999

[LETTERHEAD OF AON FUNDS]



Dear Fellow Shareholder:

During fiscal 1999, broad U.S. equity market returns surged, led primarily by large capitalization stocks. Interest rates moved higher as the economy continued to expand, notwithstanding subdued inflation. Fund share performance is discussed on the following pages.

It is an ongoing management goal that shareholders benefit from expense control. Aon Advisors, the Funds' investment advisor, waived 68% of its advisory fee during the year, helping achieve that goal.

Thank you for your continued support.

Sincerely,


/s/ Michael A. Conway


Michael A. Conway

President

Aon Funds
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                               TABLE OF CONTENTS


Government Securities Fund Commentary                         Pages 2 - 3

Asset Allocation Fund Commentary                              Pages 4 - 7

REIT Index Fund Commentary                                    Pages 8 - 9

Audited Financial Statements                                  Pages 10 - 49

      Report of Independent Auditors                          Page 10

      Money Market Fund

               Statement of Assets and Liabilities            Page 11
               Statement of Operations                        Page 12
               Statements of Changes in Net Assets            Page 13
               Schedule of Investments                        Pages 14 - 17
               Financial Highlights                           Pages 18 - 19

      Government Securities Fund

               Statement of Assets and Liabilities            Page 20
               Statement of Operations                        Page 21
               Statements of Changes in Net Assets            Page 22
               Schedule of Investments                        Page 23
               Financial Highlights                           Pages 24 - 25

      Asset Allocation Fund

               Statement of Assets and Liabilities            Page 26
               Statement of Operations                        Page 27
               Statements of Changes in Net Assets            Page 28
               Schedule of Investments                        Pages 29 - 34
               Financial Highlights                           Pages 35 - 36

      REIT Index Fund

               Statement of Assets and Liabilities            Page 37
               Statement of Operations                        Page 38
               Statements of Changes in Net Assets            Page 39
               Schedule of Investments                        Pages 40 - 42
               Financial Highlights                           Pages 43 - 44

      Notes to the Financial Statements                       Pages 45 - 49

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Aon Funds
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GOVERNMENT SECURITIES FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Government Securities Fund and an investment in the Lehman Brothers U.S. Government Bond Index from the inception of the Fund to October 31, 1999. The illustration assumes that all dividends and distributions are reinvested.


Government Securities Fund
Performance of a $10,000 Investment

                                                9/3/96   10/31/96   10/31/97   10/31/98   10/31/99
Lehman Brothers U.S. Government Bond Index     $10,000    $10,365    $11,262    $12,532    $12,380
Government Securities Fund                     $10,000    $10,279    $11,189    $12,501    $12,188

                                                                     9/3/96 to
Comparison of Returns                          1 Year   3 Years(3)  10/31/99(4)
-------------------------------------------------------------------------------

Government Securities Fund(1)                  -2.50%      5.84%      21.88%
Lehman Brothers U.S. Government Bond Index(2)  -1.21%      6.11%      23.80%


(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Government Securities Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The Lehman Brothers U.S. Government Bond Index is an unmanaged index generally considered to be representative of U.S. Government bond market activity.

(3) Average annual total return.

(4) Cumulative total return. September 3, 1996 was the inception date of the Fund.

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GOVERNMENT SECURITIES FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U. S. interest rates increased sharply during the year ended October 31, 1999. Fear of a resurgence in inflation from higher energy prices coupled with continued GDP growth in the U. S. and around the world were responsible for higher rates.

The Fund total return for the year ended October 31, 1999 was -2.50%. For comparison, the Lehman Brothers Government Bond Fund Index returned -1.21%. The Fund underperformance was essentially due to its longer duration compared to the Lehman Index during this period of rising rates.

The higher rate structure currently in place suggests that GDP growth should slow from the rapid pace of 1999. Slower growth coupled with continued productivity gains should keep inflation from rising. Once the market becomes less fearful of the threat of higher inflation, rates are expected to decline.


Francis P. Wren
Portfolio Manager

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ASSET ALLOCATION FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the Asset Allocation Fund and an investment in the Lipper Flexible Portfolio Fund Average from the inception of the Fund to October 31, 1999. The illustration assumes that all dividends and distributions are reinvested.


Asset Allocation Fund
Performance of a $10,000 Investment

                                             3/3/94   10/31/94   10/31/95   10/31/96   10/31/97   10/31/98   10/31/99
Asset Allocation Fund                       $10,000    $10,184    $12,926    $14,356    $19,037    $19,076    $21,920
Lipper Flexible Portfolio Fund Average      $10,000     $9,927    $11,697    $13,425    $16,005    $17,453    $19,816

                                                                           3/3/94 to
Comparison of Returns                      1 Year  3 Years(2)  5 Years(2) 10/31/99(3)
-------------------------------------------------------------------------------------
Asset Allocation Fund(1)                   14.91%    15.15%      16.56%     119.20%
Lipper Flexible Portfolio Fund Average(4)  13.54%    13.86%      14.82%      98.16%

(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Asset Allocation Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) Average annual total return.

(3) Cumulative total return.  March 3, 1994 was the inception date of the Fund.

(4) The Lipper Flexible Portfolio Fund Average is the average of the returns for the flexible portfolio funds tracked by Lipper Inc.

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ASSET ALLOCATION FUND

Top Ten Market Sectors
Stated as a percentage of net assets            10/31/99        4/30/99
                                                --------        -------
Technology                                        14.8%           12.4%
Consumer Staples                                  14.5%           17.0%
Health Care                                        9.3%            8.8%
Capital Goods                                      6.7%            9.0%
Finance                                            5.9%           12.9%
Communication Services                             5.8%            4.0%
Energy                                             4.8%            4.7%
Consumer Cyclical                                  3.9%            5.6%
Basic Materials                                    1.0%            1.7%
Transportation                                     0.0%            0.3%

Top Ten Common Stocks
Stated as a percentage of net assets            10/31/99
                                                --------
General Electric                                   2.7%
Clear Channel Communications                       2.2%
Time Warner, Inc.                                  2.1%
AMFM, Inc.                                         1.7%
Johnson & Johnson                                  1.7%
Schering-Plough Corp.                              1.6%
Warner-Lambert Co.                                 1.5%
Merck & Co.                                        1.4%
Sun Microsystems                                   1.3%
Alltel Corp.                                       1.3%

Asset Allocation, as of October 31, 1999

Stated as a percentage of net assets

Common Stocks                     66.7%
Short Term Investments and Other* 15.8%
Fixed Income                      17.5%

* Includes short-term agency debt, commercial paper, demand notes and other net liabilities

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Aon Funds
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ASSET ALLOCATION FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Investment Performance
The Aon Asset Allocation Fund earned a 14.91% total return compared to the average Lipper flexible portfolio fund 13.54% return for the year ended October 31, 1999. The chart on page 4 shows the return of the Fund relative to its peer group for various periods ending October 31,1999. In August 1999, Forbes magazine named the Aon Asset Allocation Fund as one of its ten best buys among asset allocation funds, based on data for the five year period ending June 30, 1999.

Asset Allocation
Over the past fiscal year, the Fund's investment in common stocks has fluctuated in a range between approximately 55% and 75% of assets, but has favored the upper half of this range. Our allocation to equities reflects the number of great companies in attractive areas of the economy generating strong profits. During this period, the percentage of the Fund's assets invested in fixed income securities has ranged from the mid-teens to the low 30's, as we have believed equities offer better potential total return. As the third component of our asset allocation, we usually keep a portion of the Fund's assets in short term investments in order to take advantage of the inevitable stock market dips, adjust our bond portfolio duration, and to cushion some of the volatility in the equity and fixed income markets.

Equity Selection
The Fund seeks to invest in firms which exhibit attractive operating margins and returns on capital. We focus on cash flow, as measured by earnings before interest and taxes ("EBITDA"). Companies which have high EBITDA margins and/or returns on capital invested usually have proprietary characteristics in terms of product, asset values, and market share. Fund management also pays close attention to the way in which a company generates revenue, and looks for companies with a growing sales base, recurring revenues, and unit growth.

Valuation is an important part of the investment decision. The Fund seeks to acquire positions in companies at reasonable multiples of cash flow and earnings. In the investment process, Fund management evaluates historical and projected revenue growth, earnings, cash flow, trends in operating margins, and the balance sheet. The objective is to build the portfolio so the historical and projected earnings and cash flow growth rates are greater than the broader market, while the multiple paid is below the market's P/E to growth ratio.

Equity Performance
The equity portion of the portfolio was the primary driver of the Fund's returns this year. Those sectors which were significant contributors to performance included Media-TV/Radio/Cable, Technology, and Communications Services.

Media constitutes a very significant area of investment for the Fund, with investments in cable, entertainment, radio, TV, and billboards. Holdings include Time Warner, Clear Channel

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Aon Funds
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Communications, and AMFM.  These companies exhibit exactly the type of characteristics we look for: high operating margins, great cash flows, a steadily growing revenue base, and good management. These companies benefitted from a strong advertising environment and synergies from consolidation.

Technology was a key component of performance. In this sector we focused on computer hardware, software, and communications equipment. Major contributors to performance were Sun Microsystems, EMC, and Tellabs. Sun and EMC benefitted from the strong demand for computer servers, and data storage, respectively. Tellabs achieved excellent returns because the demand for the Company's telecommunications products remained much stronger than the market had originally expected.

Communications Services was the third area of strength, as a number of firms such as Worldcom and Alltel continued to benefit from the increased demand for voice and data services. In other sectors, GE was a standout performer and is currently the Fund's largest single holding. Health care provided good relative returns.

Disappointments included the environmental service stocks, which as a group failed to meet their business plans. Other areas of weakness were in Consumer Staples (other than Media), where the market appeared to view the steady growth prospects of many of these companies as boring compared to the excitement in the Technology sector, despite fairly good earnings results. The Fund was also hurt by being under-weighted in Technology relative to the S&P, as this sector was the best performing in the S&P.

In terms of our industry exposure, we made some changes during the year. We cut exposure to Financial stocks as the higher level of interest rates does not bode well for the multiples on these stocks. We increased exposure to Technology, particularly in the communications sector as we believe the demand to upgrade and build out telecommunications systems will remain attractive. We also increased exposure in Telecommunications Services as we expect continued strong growth in demand, boosted in part by the Internet.

Fixed Income Performance
Over the past year the Fund held a blend of Treasury, agency, and corporate bonds. The Fund benefitted from bond under-weighting relative to stocks. The fixed income portion of the portfolio performed well in relative terms because the portfolio duration was relatively short.

Outlook
In the coming year we expect continued growth in corporate profits. This should lend support to stock market valuations. On the negative side, the prospect of higher interest rates and the fact the market's advance has been so narrow is troubling. We are hopeful the market will broaden out as there are plenty of stocks which sell at attractive valuations in the current market.

John Lagedrost
Portfolio Manager

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REIT INDEX FUND

Comparison of a $10,000 Investment

The following graph illustrates the growth of a $10,000 investment in the REIT Index Fund and an investment in the Morgan Stanley REIT Index from the inception of the Fund to October 31, 1999. The illustration assumes that all dividends and distributions are reinvested.


REIT Index Fund
Performance of a $10,000 Investment

                                    9/3/96   10/31/96   10/31/97   10/31/98   10/31/99
Morgan Stanley REIT Index          $10,000    $10,482    $13,991    $12,096    $11,339
REIT Index Fund                    $10,000    $10,440    $13,862    $12,023    $11,265

                                                             9/3/96 to
Comparison of Returns                  1 Year  3 Years(3)   10/31/99(4)
-----------------------------------------------------------------------

REIT Index Fund(1)                     -6.31%     2.57%        12.65%
Morgan Stanley REIT Index(2)           -6.26%     2.66%        13.39%


(1) Total return is calculated including reinvestment of all income and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the REIT Index Fund and the return on investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

(2) The Morgan Stanley REIT Index is an unmanaged index generally considered to be representative of REIT market activity.

(3) Average annual total return.

(4) Cumulative total return. September 3, 1996 was the inception date of the Fund.

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Aon Funds
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REIT INDEX FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The REIT Index Fund total return for the year ended October 31, 1999 was -6.31% compared to the Morgan Stanley REIT Index total return of -6.26% . REIT stock returns in general were negatively impacted during the year by several market conditions including fear of rising interest rates and inflation and concern over growth in profits.

The REIT Index Fund remains fully invested in the REIT market and continues to closely replicate the performance of the Morgan Stanley REIT Index.

Andrew T. Ward
Portfolio Manager

[LETTERHEAD OF ERNST & YOUNG LLP]



The Board of Trustees and Shareholders
Aon Funds --

    Money Market Fund
    Government Securities Fund
    Asset Allocation Fund
    REIT Index Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aon Funds - Money Market Fund, Government Securities Fund, Asset Allocation Fund and REIT Index Fund as of October 31, 1999, the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Aon Funds - Money Market Fund, Government Securities Fund, Asset Allocation Fund, S&P 500 Index Fund, International Equity Fund and REIT Index Fund at October 31, 1999, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

                                                   /s/ ERNST & YOUNG LLP

December 10, 1999

                               Money Market Fund
                      Statement of Assets and Liabilities
                                October 31, 1999

In thousands, except per share data

Assets
     Investments, at amortized cost which approximates fair value..... $    1,146,637
     Receivable for fund shares sold..................................          3,284
     Interest receivable..............................................            296
                                                                       --------------
Total Assets..........................................................      1,150,217

Liabilities
     Dividends payable................................................          4,823
     Accrued expenses payable.........................................            391
     Investment advisory fees payable.................................            161
                                                                       --------------

Total Liabilities.....................................................          5,375
                                                                       --------------

Net Assets............................................................ $    1,144,842
                                                                       ==============

Net Asset Value Per Share (based on net assets of $1,144,842 and
     1,144,842 shares issued and outstanding)......................... $         1.00
                                                                       ==============




               See accompanying notes to the financial statements

                               Money Market Fund
                            Statement of Operations
                      For the year ended October 31, 1999

In thousands

Investment Income
     Interest......................................... $       40,309
                                                       --------------

Total Investment Income...............................         40,309

Expenses
     Investment advisory fees.........................          2,361
     Fund administration fees.........................            394
     Professional fees................................             86
     Fund accounting fees.............................             72
     Custodian fees...................................             67
     Trustees fees....................................             35
     Transfer agent fees..............................             20
     Registration fees................................             13
     Printing fees....................................              4
                                                       --------------

Total Expenses........................................          3,052
Less:  Fee Waiver.....................................          1,574
                                                       --------------

Net Expenses..........................................          1,478
                                                       --------------

Net Investment Income................................. $       38,831
                                                       ==============





               See accompanying notes to the financial statements

                               Money Market Fund
                      Statements of Changes in Net Assets

                                                         Year          Year
In thousands                                             ended         ended
                                                       10/31/99      10/31/98
Change in net assets from operations
     Net investment income.......................... $     38,831       43,951

Distributions to shareholders from:
     Net investment income..........................      (38,831)     (43,951)

Capital share transactions
     Proceeds from sale of shares...................    7,682,976    7,411,667
     Reinvestment of distributions..................       22,647       19,465
     Cost of shares redeemed .......................   (7,254,448)  (7,503,821)
                                                     ------------  -----------
     Change in net assets from capital transactions.      451,175      (72,689)
                                                     ------------  -----------

Change in net assets................................      451,175      (72,689)
Net assets at beginning of year.....................      693,667      766,356
                                                     ------------  -----------

Net assets at end of year........................... $  1,144,842      693,667
                                                     ============  ===========

Undistributed net investment income................. $          0            0
                                                     ============  ===========





               See accompanying notes to the financial statements

                               Money Market Fund
                            Schedule of Investments
                                October 31, 1999

                                Principal                                              Principal
In thousands                     Amount      Value                                      Amount      Value
                               -----------  -------                                   -----------  -------
COMMERCIAL PAPER                                        Banking - Domestic - 2.2%
Aerospace & Defense - 3.0%                              Bank One Financial Corp.
International Lease Finance Corp.                       5.760%  due  1/31/00         $   10,000    $   9,854
5.180%    due 11/1/99          $   20,000   $ 20,000    First Chicago Financial Corp.
5.310%    due 11/1/99              15,000     15,000    5.740%  due  1/31/00              6,000        5,913
                                            --------    US Bancorp
                                              35,000    5.300%  due  11/22/99            10,000        9,969
Auto & Truck - 5.1%                                                                                ---------
                                                                                                      25,736
Ford Motor Credit                                       Banking - International - 2.2%
5.150%    due 12/3/99               7,000      6,968    Canadian Imperial
5.230%    due 12/16/99             10,000      9,935    5.320%  due  11/15/99            10,000        9,979
5.300%    due 12/31/99              9,000      8,920    5.320%  due  12/23/99            15,000       14,885
5.350%    due 1/18/00               8,000      7,907                                               ---------
                                                                                                      24,864
General Motors Acceptance Corp.                         Beverages - 1.1%
5.780%    due 1/19/00              25,000     24,683    Coca-Cola Company
                                            --------    5.270%  due  12/14/99            13,000       12,918
                                              58,413
Asset Backed Securities - 8.3%                          Chemicals Manufacturing - 5.3%
Asset Securitization Corp.                              E.I. DuPont de Nemours
5.230%    due 11/5/99              15,000     14,991    5.300%  due  12/17/99            25,000       24,831
5.330%    due 12/3/99               5,000      4,976    Nalco Chemical Company
5.950%    due 1/27/00              10,000      9,856    5.320%  due  11/2/99              4,462        4,461
Corporate Asset Funding Co.                             5.300%  due  11/4/99             11,000       10,995
5.170%    due 11/10/99              5,000      4,994    5.310%  due  11/8/99             10,000        9,990
5.950%    due 1/14/00               5,000      4,939    5.330%  due  11/24/99            10,000        9,966
5.460%    due 1/24/00              15,000     14,791                                               ---------
6.000%    due 1/24/00               5,000      4,930                                                  60,243
                                                        Communications Equipment - 2.0%
Preferred Receivables Funding Corp.                     Motorola Credit Co.
5.390%    due 11/2/99               5,000      4,999    5.300%  due  12/23/99            15,000       14,885
5.360%    due 12/3/99              10,000      9,952    5.950%  due  1/21/00              8,700        8,583
5.380%    due 12/7/99               5,000      4,973                                               ---------
6.100%    due 1/12/00              10,000      9,878                                                  23,468
5.780%    due 1/25/00               5,000      4,932
                                            --------
                                              94,211

               See accompanying notes to the financial statements

                                       14

                                Money Market Fund
                            Schedule of Investments
                                October 31, 1999

                                Principal                                              Principal
In thousands                     Amount      Value                                      Amount      Value
                               -----------  -------                                   -----------  -------

Computers - 0.9%                                        Food Producers - 7.2%
IBM Credit                                              Campbell Soup Co.
5.720%    due 1/20/00          $   10,000   $  9,873    5.290%  due  12/21/99        $  $20,000    $  19,853
                                                        Dean Foods Co.
Drugs - 2.1%                                            5.280%  due  11/3/99              2,500        2,499
American Home Products                                  5.340%  due  11/8/99              6,000        5,994
6.070%    due 1/21/00              10,000      9,865    5.350%  due  11/30/99            10,000        9,957
5.980%    due 2/4/00               15,000     14,763    5.330%  due  12/13/99            10,000        9,938
                                            --------    5.950%  due  2/22/00              5,000        4,907
                                              24,628    Sara Lee Corp
Electrical Equipment - 3.5%                             5.280%  due  11/8/99             20,000       19,979
General Electric Capital Corp.                          5.270%  due  11/12/99            10,000        9,984
5.310%    due 12/8/99               5,000      4,973                                               ---------
5.310%    due 12/9/99              10,000      9,944                                                  83,111
5.130%    due 12/10/99              5,000      4,972    Insurance - 9.8%
5.310%    due 12/13/99              5,000      4,969    Aegon Funding Corp.
Emerson Electric Co.                                    5.720%  due  2/15/00              7,000        6,882
5.270%    due 1/18/00              15,000     14,829    5.870%  due  2/15/00             15,000       14,741
                                            --------    American General Corporation
                                              39,687    5.320%  due  11/1/99             16,000       16,000
Finance - 7.8%                                          5.320%  due  12/9/99             15,000       14,916
American Express                                        5.330%  due  12/16/99            10,000        9,933
5.220%    due 11/1/99              10,000     10,000    Lincoln National Corp.
5.210%    due 11/8/99              20,000     19,980    5.280%  due  11/17/99            25,000       24,941
5.120%    due 12/17/99             10,000      9,935    Prudential Funding Corp.
Associates Corp North America                           5.300%  due  11/4/99              5,000        4,998
5.200%    due 12/14/99              5,000      4,969    5.160%  due  12/2/99              5,000        4,978
5.270%    due 12/15/99              5,000      4,968    5.310%  due  12/8/99             10,000        9,945
Associates First Capital Corp.                          6.030%  due  1/21/00              5,000        4,932
5.310%    due 12/20/99             15,000     14,892                                               ---------
Household Finance Corp.                                                                              112,266
5.310%    due 12/10/99             15,000     14,914
5.300%    due 1/3/00               10,000      9,907
                                            --------
                                              89,565

               See accompanying notes to the financial statements

                                       15

                               Money Market Fund
                            Schedule of Investments
                                October 31, 1999

                                Principal                                              Principal
In thousands                     Amount      Value                                      Amount      Value
                               -----------  -------                                   -----------  -------

Oil & Gas Integrated - 3.4%                             Bell Atlantic Financial
Exxon Corporation                                       5.310%  due  11/3/99         $   10,000    $   9,997
5.230%    due 12/29/99         $    8,000   $  7,933    5.290%  due  11/18/99            10,000        9,975
5.230%    due 12/30/99             20,000     19,829    5.300%  due  11/29/99            10,000        9,959
Mobil Corporation                                       Bell South Capital Funding Corp.
5.300%    due 11/8/99              11,043     11,032    5.230%  due  11/2/99             10,000        9,999
                                            --------    5.250%  due  11/2/99             10,000        9,999
                                              38,794    5.260%  due  11/3/99              5,352        5,350
Photography - 2.2%                                      5.500%  due  1/10/00              5,000        4,946
Eastman Kodak Company                                                                              ---------
5.330%    due 11/19/99             20,000     19,947                                                  86,291
5.820%    due 1/20/00               5,000      4,935    Trucks & Parts - 0.9%
                                            --------    Paccar Finance Co.
                                              24,882    5.200%  due  11/5/99              5,000        4,997
Printing & Publishing - 4.2%                            5.250%  due  11/10/99             5,000        4,993
Gannett Co., Inc.                                                                                  ---------
5.850%    due 1/14/00              10,000      9,880                                                   9,990
McGraw Hill Cos, Inc.                                   Utilities - Electric - 5.9%
5.300%    due 11/9/99              20,000     19,976    Alliant Energy Corp.
5.300%    due 11/22/99              8,120      8,095    5.320%  due  11/12/99             5,000        4,992
Times Mirror Co.                                        5.790%  due  1/31/00             20,000       19,707
5.250%    due 11/8/99              10,000      9,990    IPALCO Enterprises
                                            --------    5.350%  due  11/16/99             5,000        4,989
                                              47,941    5.340%  due  11/30/99            10,000        9,957
Retail - 3.5%                                           5.750%  due  1/28/00             13,000       12,817
May Department Stores                                   6.010%  due  1/28/00              5,000        4,927
5.280%    due 11/29/99             15,000     14,938    Northern States Power Co.
Wal-Mart Stores, Inc.                                   5.900%  due  1/28/00             10,000        9,856
5.290%    due 11/8/99              10,000      9,990                                               ---------
5.300%    due 11/15/99             15,000     14,969                                                  67,245
                                            --------                                               ---------
                                              39,897
Telecommunication - 7.5%                                Total Commercial Paper - 88.1%             1,009,023
AT&T Capital Corp.
5.280%    due 11/15/99             15,000     14,969
5.300%    due 12/9/99              11,159     11,097


               See accompanying notes to the financial statements

                                       16

                               Money Market Fund
                            Schedule of Investments
                                October 31, 1999

                                Principal                                              Principal
In thousands                     Amount      Value                                      Amount      Value
                               -----------  -------                                   -----------  -------

U.S. GOVERNMENT SECURITIES                              CERTIFICATES OF DEPOSIT
U.S. Government Agencies - 11.4%                        Banking - Domestic - 0.4%
Federal Home Loan Bank                                  Huntington National Bank
5.160%    due 11/1/99          $   24,000   $ 24,000    4.900%  due  1/6/00           $   2,000    $   2,000
5.220%    due 11/4/99              25,000     24,989    National City Bank
5.250%    due 12/2/99              20,000     19,910    5.100%  due  2/14/00              2,000        2,000
5.230%    due 12/17/99             24,096     23,935                                               ---------
4.900%    due 1/14/00              10,000     10,000
5.000%    due 2/24/00              10,000      9,997    Total Certificates of Deposit  - 0.4%          4,000
                                            --------
                                             112,831    REPURCHASE AGREEMENTS - 0.3%
Federal National Mortgage Association                   Nesbitt Burns*
5.200%    due 11/10/99             10,000      9,987    4.950%  due  11/1/99              3,836        3,836
5.230%    due 12/10/99              7,000      6,960                                               ---------
                                            --------
                                              16,947    TOTAL INVESTMENTS - 100.2%                 1,146,637
                                            --------

Total U.S. Government Securities  - 11.4%    129,778    Liabilities, less other assets - (0.2%)       (1,795)
                                                                                                   ---------
                                                        TOTAL NET ASSETS - 100.0%                 $1,144,842
                                                                                                  ==========

* Collateralized by U.S. Treasury Note (5.750% due August 15, 2003); held by custodian


               See accompanying notes to the financial statements

                               Money Market Fund
                              Financial Highlights

                                                          Year          Year           Year
                                                          ended         ended         ended
Selected per share data                                 10/31/99      10/31/98       10/31/97
                                                       ----------    ----------     ----------
Net asset value, beginning of year..................   $     1.00          1.00           1.00

Income from investment operations:
     Net investment income..........................         0.05          0.05           0.05
     Net realized and unrealized gain...............         0.00          0.00           0.00
                                                       ----------    ----------     ----------
Total income from investment operations.............         0.05          0.05           0.05

Less distributions:
     Dividends from net investment income...........         0.05          0.05           0.05
     Distributions from net realized gain...........         0.00          0.00           0.00
                                                       ----------    ----------     ----------
Total distributions.................................         0.05          0.05           0.05
                                                       ----------    ----------     ----------

Net asset value, end of year........................   $     1.00          1.00           1.00
                                                       ==========    ==========     ==========

Total return .......................................         5.03%         5.54%          5.44%
                                                       ==========    ==========     ==========

Ratios and supplemental data:
Net assets, end of year (in thousands)..............   $1,144,842       693,667        766,356
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements....         0.19%         0.20%          0.22%
     Expenses, before waivers and reimbursements....         0.39%         0.40%          0.40%
     Net investment income, net of waivers
        and reimbursements..........................         4.93%         5.40%          5.34%
     Net investment income, before waivers
        and reimbursements..........................         4.73%         5.20%          5.16%

               See accompanying notes to the financial statements

                               Money Market Fund
                        Financial Highlights (continued)

                                                                       Year           Year
                                                                       ended         ended
Selected per share data                                              10/31/96       10/31/95
                                                                     ----------     ----------
Net asset value, beginning of year.................................. $     1.00           1.00

Income from investment operations:
     Net investment income..........................................       0.05           0.06
     Net realized and unrealized gain...............................       0.00              *
                                                                     ----------     ----------
Total income from investment operations.............................       0.05           0.06

Less distributions:
     Dividends from net investment income...........................       0.05           0.06
     Distributions from net realized gain...........................       0.00              *
                                                                     ----------     ----------
Total distributions.................................................       0.05           0.06
                                                                     ----------     ----------

Net asset value, end of year........................................ $     1.00           1.00
                                                                     ==========     ==========

Total return........................................................       5.43%          5.93%
                                                                     ==========     ==========

Ratios and supplemental data:
Net assets, end of year (in thousands).............................. $   395,104       420,094
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements....................        0.23%         0.14%
     Expenses, before waivers and reimbursements....................        0.46%         0.39%
     Net investment income, net of waivers and reimbursements.......        5.30%         5.79%
     Net investment income, before waivers and reimbursements.......        5.07%         5.54%
------------------------------------------------------------------------------------------------

* Less than 1 cent per share



               See accompanying notes to the financial statements

                           Government Securities Fund
                      Statement of Assets and Liabilities
                                October 31, 1999


In thousands, except per share data

Assets
     Investments in securities, at value (cost - $161,623)...... $   152,321
     Interest receivable........................................       2,741
     Receivable for fund shares sold............................         819
                                                                 -----------

Total Assets....................................................     155,881

Liabilities
     Dividends payable..........................................         727
     Accrued expenses payable...................................          81
     Due to custodian...........................................          40
     Investment advisory fees payable...........................          26
     Payable for fund shares redeemed...........................           3
                                                                 -----------

Total Liabilities...............................................         877
                                                                 -----------

Net Assets...................................................... $   155,004
                                                                 ===========

Analysis of Net Assets:
     Paid in capital............................................ $   162,602
     Accumulated net realized gain..............................       1,649
     Net unrealized depreciation................................      (9,302)
     Undistributed net investment income........................          55
                                                                 -----------

Net Assets...................................................... $   155,004
                                                                 ===========

Net Asset Value Per Share (based on net assets of $155,004 and
     15,637 shares issued and outstanding)...................... $      9.91



               See accompanying notes to the financial statements

                           Government Securities Fund
                            Statement of Operations
                      For the year ended October 31, 1999

In thousands
Investment Income
     Interest................................................. $    9,082
                                                               ----------

Total Investment Income.......................................      9,082

Expenses
     Investment advisory fees.................................        698
     Fund administration fees.................................         81
     Fund accounting fees.....................................         53
     Professional fees........................................         17
     Registration fees........................................         13
     Custodian fees...........................................         13
     Transfer agent fees......................................         13
     Trustees fees............................................          7
     Other....................................................          1
                                                               ----------

Total Expenses................................................        896
Less:  Fee Waiver.............................................        535
                                                               ----------

Net Expenses..................................................        361
                                                               ----------

Net Investment Income.........................................      8,721

Net Realized and Unrealized Gain (Loss)
     Net realized gain on sale of investments.................      1,649
     Change in net unrealized depreciation on investments.....    (14,607)
                                                               ----------

     Net realized and unrealized (loss).......................    (12,958)
                                                               ----------

Net Decrease in Net Assets from Operations.................... $   (4,237)
                                                               ==========




               See accompanying notes to the financial statements

                           Government Securities Fund
                      Statements of Changes in Net Assets

                                                            Year           Year
                                                            ended         ended
In thousands                                              10/31/99       10/31/98
                                                         ----------     ----------
Change in net assets from operations
     Net investment income.............................. $    8,721          7,440
     Net realized gain .................................      1,649          5,706
     Change in net unrealized appreciation..............    (14,607)         2,243
                                                         ----------     ----------
     Change in net assets from operations...............     (4,237)        15,389

Distributions to shareholders from:
     Net investment income..............................     (8,695)        (7,420)
     Net realized gain..................................     (5,263)             0
                                                         ----------     ----------
     Total distributions................................    (13,958)        (7,420)

Capital share transactions
     Proceeds from sale of shares.......................     17,389         44,216
     Reinvestment of distributions......................     13,958          7,420
     Cost of shares redeemed............................    (14,460)        (7,678)
                                                         ----------     ----------
     Change in net assets from capital transactions.....     16,887         43,958
                                                         ----------     ----------

Change in net assets....................................     (1,308)        51,927
Net assets at beginning of year.........................    156,312        104,385
                                                         ----------     ----------

Net assets at end of year............................... $  155,004        156,312
                                                         ==========     ==========

Undistributed net investment income..................... $       55             29
                                                         ==========     ==========




               See accompanying notes to the financial statements

                           Government Securities Fund
                            Schedule of Investments
                                October 31, 1999

                                Principal                                            Principal
In thousands                     Amount      Value                                    Amount         Value
                               -----------  -------                                 -----------     -------
U.S. GOVERNMENT SECURITIES                              U.S. Treasury Bonds
U.S. Government Agencies - 48.6%                        7.500%  due  11/15/16        $    5,000    $   5,517
A.I.D. Israel                                           8.125%  due  5/15/21             20,000       23,725
5.250%    due 9/15/00          $    5,700   $  5,663    5.250%  due  2/15/29             20,000       17,300
5.890%    due 8/15/05               6,500      6,267                                               ---------
                                            --------                                                  46,542
                                              11,930
Federal Home Loan Mortgage Corp.                        U.S. Treasury Inflation Index Security
5.950%    due 1/19/06               5,000      4,845    3.875%  due  4/15/29             10,151        9,720
5.750%    due 3/15/09              10,000      9,344                                               ---------
6.625%    due 9/15/09              10,000      9,944
                                            --------    Total U.S. Government Obligations             77,018
                                              24,133                                               ---------
Federal National Mortgage Association
4.750%    due 11/14/03             10,000      9,412    Total U.S. Government Securities - 98.3%     152,314
5.750%    due 6/15/05               3,000      2,898    (cost - $161,616)
5.750%    due 2/15/08              20,000     18,847
                                            --------    DEMAND NOTE
                                              31,157    Utility-Electric - 0.0%
Private Export Funding Corp.                            Wisconsin Electric Demand No
6.310%    due 9/30/04               6,000      5,957    4.993%  due  11/1/99
Small Business Administration                           (cost - $7)                           7            7
6.000%    due 7/25/13               2,119      2,119                                               ---------
                                            --------    TOTAL INVESTMENTS - 98.3%
                                                        (cost - $161,623)                            152,321
Total U.S. Government Agency                  75,296

U.S. Government Obligations - 49.7%                     Other assets, less liabilities - 1.7%          2,683
U.S. Treasury Note                                                                                 ---------
6.875%    due 5/15/06              20,000     20,756
                                                        TOTAL NET ASSETS - 100.0%                  $ 155,004
                                                                                                   =========



               See accompanying notes to the financial statements

                           Government Securities Fund
                              Financial Highlights

                                                                   Year        Year
                                                                   ended       ended
Selected per share data                                          10/31/99    10/31/98
                                                                ----------  ----------
Net asset value, beginning of period........................... $    11.09       10.49

Income from investment operations:
     Net investment income.....................................       0.56        0.59
     Net realized and unrealized gain (loss)...................      (0.82)       0.60
                                                                ----------  ----------
Total income (loss) from investment operations.................      (0.26)       1.19

Less distributions:
     Dividends from net investment income......................       0.56        0.59
     Distributions from net realized gain......................       0.36        0.00
                                                                ----------  ----------
Total distributions............................................       0.92        0.59
                                                                ----------  ----------

Net asset value, end of period................................. $     9.91       11.09
                                                                ==========  ==========

Total return ..................................................      (2.50%)     11.72%
                                                                ==========  ==========

Ratios and supplemental data:
Net assets, end of period (in thousands)....................... $  155,004     156,312
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............       0.22%       0.23%
     Expenses, before waivers and reimbursements...............       0.55%       0.57%
     Net investment income, net of waivers and reimbursements..       5.38%       5.54%
     Net investment income, before waivers and reimbursements..       5.05%       5.20%
Portfolio turnover rate........................................         77%        219%




               See accompanying notes to the financial statements

                           Government Securities Fund
                        Financial Highlights (continued)

                                                                     Year      09/03/96
                                                                     ended     through
Selected per share data                                            10/31/97    10/31/96
                                                                  ----------  ----------
Net asset value, beginning of period............................. $    10.21       10.00

Income from investment operations:
     Net investment income.......................................       0.59        0.07
     Net realized and unrealized gain............................       0.28        0.21
                                                                  ----------  ----------
Total income from investment operations..........................       0.87        0.28

Less distributions:
     Dividends from net investment income........................       0.59        0.07
     Distributions from net realized gain........................       0.00        0.00
                                                                  ----------  ----------
Total distributions..............................................       0.59        0.07
                                                                  ----------  ----------

Net asset value, end of period................................... $    10.49       10.21
                                                                  ==========  ==========

Total return ....................................................       8.86%       2.79%**
                                                                  ==========  ==========

Ratios and supplemental data:
Net assets, end of period (in thousands)......................... $  104,385      40,505
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements.................       0.46%       0.89%*
     Expenses, before waivers and reimbursements.................       0.65%       0.89%*
     Net investment income, net of waivers and reimbursements....       5.92%       5.59%*
     Net investment income, before waivers and reimbursements....       5.73%       5.59%*
Portfolio turnover rate..........................................        136%          4%
---------------------------------------------------------------------------------------------

* Annualized
** Not annualized




               See accompanying notes to the financial statements

                             Asset Allocation Fund
                      Statement of Assets and Liabilities
                                October 31, 1999

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $133,686)....... $  164,650
     Receivable for securities sold..............................        711
     Interest receivable.........................................        432
     Dividends receivable........................................         85
     Cash........................................................         76
     Receivable for fund shares sold.............................         18
                                                                  ----------

Total Assets.....................................................    165,972

Liabilities
     Payable for securities purchased............................      1,140
     Payable for fund shares redeemed............................        253
     Accrued expenses payable....................................         81
     Investment advisory fees payable............................         69
                                                                  ----------

Total Liabilities................................................      1,543
                                                                  ----------

Net Assets....................................................... $  164,429
                                                                  ==========

Analysis of Net Assets
     Paid in capital............................................. $  111,617
     Accumulated net realized gain ..............................     21,551
     Net unrealized appreciation.................................     30,964
     Undistributed net investment income.........................        297
                                                                  ----------

Net Assets....................................................... $  164,429
                                                                  ==========

Net Asset Value Per Share (based on net assets of $164,429 and
     9,332 shares issued and outstanding)........................ $    17.62
                                                                  ==========




               See accompanying notes to the financial statements

                             Asset Allocation Fund
                            Statement of Operations
                      For the year ended October 31, 1999

In thousands

Investment Income
     Interest................................................. $    3,114
     Dividends................................................      1,669
     Other Income.............................................          7
                                                               ----------

Total Investment Income.......................................      4,790

Expenses
     Investment advisory fees.................................      1,248
     Fund administration fees.................................         96
     Fund accounting fees.....................................         47
     Professional fees........................................         21
     Custodian fees...........................................         20
     Transfer agent fees......................................         15
     Trustees fees............................................          0
     Other....................................................          3
                                                               ----------

Total Expenses................................................      1,450
Less:  Fee Waiver.............................................        768
                                                               ----------

Net Expenses..................................................        682
                                                               ----------

Net Investment Income.........................................      4,108

Net Realized and Unrealized Gain
     Net realized gain on sale of investments.................     23,038
     Net realized gain on written options.....................        137
     Change in net unrealized appreciation on investments.....        414
                                                               ----------

     Net realized and unrealized gain ........................     23,589
                                                               ----------

Net Increase in Net Assets from Operations.................... $   27,697
                                                               ==========





               See accompanying notes to the financial statements

                             Asset Allocation Fund
                      Statements of Changes in Net Assets

                                                         Year          Year
In thousands                                             ended        ended
                                                       10/31/99     10/31/98
                                                      ----------   ---------
Change in net assets from operations
     Net investment income........................... $    4,108       5,308
     Net realized gain (loss) .......................     23,175      (1,757)
     Change in net unrealized appreciation...........        414      (8,185)
                                                      ----------   ---------
     Change in net assets from operations............     27,697      (4,634)

Distributions to shareholders from:
     Net investment income...........................     (4,660)     (4,730)
     Net realized gain...............................          0      (6,046)
                                                      ----------   ---------
     Total distributions.............................     (4,660)    (10,776)

Capital share transactions
     Proceeds from sale of shares....................     13,415     115,208
     Reinvestment of distributions...................      4,659      10,719
     Cost of shares redeemed ........................    (86,312)    (65,772)
                                                      ----------   ---------
     Change in net assets from capital transactions..    (68,238)     60,155
                                                      ----------   ---------

Change in net assets.................................    (45,201)     44,745
Net assets at beginning of year......................    209,630     164,885
                                                      ----------   ---------

Net assets at end of year............................ $  164,429     209,630
                                                      ==========   =========

Undistributed net investment income.................. $      297         849
                                                      ==========   =========




               See accompanying notes to the financial statements

                             Asset Allocation Fund
                            Schedule of Investments
                                October 31, 1999

In thousands, except shares       Shares     Value                                      Shares      Value
                                 --------   -------                                    --------    -------
COMMON STOCKS                                           Manufacturing - Diversified - 1.6%
Common Stocks - Basic Materials                         Tyco International Ltd           25,000    $     998
Chemical - 0.5%                                         United Technologies Corp.        28,042        1,697
PPG Industries                     15,000   $    909                                               ---------
                                                                                                       2,695
Paper & Forest Products - 0.5%                                                                     ---------
Fibermark, Inc.*                   60,000        780    Total Common Stocks - Capital
                                            --------    Goods - 6.7%                                  11,011

Total Common Stocks - Basic                             Common Stocks - Communication Services
Materials - 1.0%                               1,689    Cellular & Wireless - 0.2%
Common Stocks - Capital Goods                           PanAmSat Corporation             10,000          395
Aerospace & Defense - 0.2%
Kellstrom Industries, Inc.*        33,000        272    Long Distance - 2.2%
                                                        AT&T                             39,088        1,827
Construction - 0.2%                                     MCI Worldcom, Inc.*              20,000        1,716
McDermott International            20,000        363                                               ---------
                                                                                                       3,543
Container - 0.6%                                        Telephone - 3.4%
AptarGroup, Inc.                   15,000        403    Alltel Corp.                     25,000        2,081
Owens-Illinois, Inc.*              25,000        598    Centurytel, Inc.                 25,000        1,011
                                            --------    Cincinnati Bell                  35,000          728
                                               1,001    SBC Communications, Inc.         34,610        1,763
Electrical Equipment - 2.7%                                                                        ---------
General Electric                   32,712      4,435                                                   5,583
                                                                                                   ---------
Environmental - 1.0%                                    Total Common Stocks - Communication
Allied Waste Industries, Inc.*     75,018        788    Services  - 5.8%                               9,521
Newpark Resources, Inc.*              100        645
Waste Management, Inc.              7,000        129    Common Stocks - Consumer Cyclical
                                            --------    Commercial/Consumer Services - 0.4%
                                               1,562    Luminant Worldwide Corp.*        17,000          665
Office Equipment - 0.4%
Pitney Bowes, Inc.                 15,000        683    Printing & Publishing - 0.7%
                                                        Scholastic Corp.*                25,000        1,163


               See accompanying notes to the financial statements

                                       29

                              Asset Allocation Fund
                             Schedule of Investments
                                October 31, 1999

In thousands, except shares       Shares     Value                                      Shares      Value
                                 --------   -------                                    --------    -------

Leisure Time - 0.5%                                     Household Products/Housewares - 1.0%
Premier Parks, Inc.*               30,000   $    868    Clorox Company                   25,000    $   1,023
                                                        Newell Rubbermaid, Inc.          15,649          542
Lodging/Hotels - 0.3%                                                                              ---------
Host Marriot Corp.                 46,960        423                                                   1,565
                                                        Media - TV/Radio/Cable - 8.7%
Retail - General - 0.8%                                 AMFM, Inc.*                      40,550        2,839
Dayton Hudson Corp.                20,000      1,293    AT&T - Liberty Media-A*          30,000        1,191
                                                        Canwest Global Comm Corp.        65,356          772
Retail Specialty - 1.2%                                 Clear Channel Comms.*            45,076        3,623
Home Depot                         19,774      1,493    Emmis Broadcasting Corp.*        18,000        1,298
Saks, Inc.*                        25,000        430    Spanish Broadcasting Systems*       500           13
                                            --------    Time Warner, Inc.                49,054        3,418
                                               1,923    TV Azteca SA ADR                 72,500          295
                                            --------    Young Broadcasting Corp.*        20,500          951
Total Common Stocks - Consumer                                                                     ---------
Cyclical - 3.9%                                6,335                                                  14,400
                                                                                                   ---------
Common Stocks - Consumer Staples                        Total Common Stocks -
Beverages - 1.1%                                          Consumer Staples - 14.5%                    23,774
Anheuser-Busch Co.                 25,000      1,795
                                                        Common Stocks - Energy
Drug Stores - 1.2%                                      Coal, Gas & Pipe - 0.4%
CVS Corporation                    45,000      1,955    Talisman Energy, Inc.*           25,000          650

Entertainment - 1.3%                                    Exploration/Drilling - 0.3%
Cinar Corporation*                 35,000        608    Core Laboratories N.V.*          29,500          542
Viacom, Inc. A*                    23,824      1,085
Viacom, Inc. B*                     8,980        402    Oil & Gas - Domestic - 1.2%
                                            --------    Atlantic Richfield               20,000        1,864
                                               2,095
Food Retailers - 1.2%
Kroger Co.*                        94,368      1,964    Oil & Gas International - 2.3%
                                                        Mobil Corp                       20,000        1,930
                                                        Shell Transport & Trading        40,000        1,835
                                                                                                   ---------
                                                                                                       3,765

               See accompanying notes to the financial statements

                                       30

                             Asset Allocation Fund
                            Schedule of Investments
                                October 31, 1999

In thousands, except shares       Shares     Value                                      Shares      Value
                                 --------   -------                                    --------    -------

Oil & Gas Service - 0.6%                                Drugs - 6.2%
Petroleum Geo Services ADR*        50,000   $    731    Eli Lilly & Co.                  20,000    $   1,378
Superior Energy Services, Inc.*    50,000        313    Cardinal Health, Inc.            25,000        1,078
                                            --------    Merck & Co.                      29,516        2,348
                                               1,044    Schering-Plough Corp.            53,808        2,663
                                            --------    Warner-Lambert Co.               30,000        2,394
                                                        Watson Pharmaceuticals, Inc.*    10,000          318
Total Common Stocks - Energy - 4.8%            7,865                                               ---------
                                                                                                      10,179
Common Stocks - Finance                                 Medical Products & Supplies - 2.1%
Banks - 1.2%                                            Johnson & Johnson Co.            27,016        2,830
State Street Corp.                 20,000      1,523    Ocular Sciences, Inc.*           35,000          643
Texas Regional Bancshares          19,547        546                                               ---------
                                            --------                                                   3,473
                                               2,069                                               ---------
Financial Services - 1.8%                               Total Common Stocks -
Associates First Capital Corp.     41,516      1,515    Health Care - 9.3%                            15,247
Fannie Mae                         20,000      1,415
                                            --------
                                               2,930    Common Stocks - Technology
Insurance - 1.7%                                        Communication Equipment - 3.3%
American International Group       18,660      1,921    ADC Telecommunications*          22,440        1,070
Citigroup, Inc.                    16,500        893    L-3 Communications Hldgs*        21,700          915
                                            --------    Lucent Technologies              20,000        1,285
                                               2,814    Nokia Corp.                       6,000          693
Real Estate/REITs - 0.5%                                TEKELEC*                         20,000          254
Excel Legacy Corp.*                50,300        211    Tellabs, Inc.*                   20,000        1,265
Health Care REIT, Inc.             31,375        561                                               ---------
                                            --------                                                   5,482
                                                 772    Computer Related - 4.8%
Savings and Loan - 0.7%                                 Compaq Computers Corp.           30,004          570
Washington Mutual, Inc.            31,800      1,143    Comverse Technology*             10,000        1,135
                                            --------    EMC Corp Mass., Inc.*            26,556        1,939
                                                        Hewlett-Packard Company           8,000          592
Total Common Stocks - Finance - 5.9%           9,728    Int'L Business Machines          15,000        1,476
                                                        Sun Microsystems*                20,248        2,142
Common Stocks - Health Care                                                                        ---------
Bio-Technology - 1.0%                                                                                  7,854
Amgen, Inc.*                       20,000      1,595



               See accompanying notes to the financial statements

                                       31

                             Asset Allocation Fund
                            Schedule of Investments
                                October 31, 1999

                                                                                       Principal
In thousands, except shares       Shares     Value                                      Amount      Value
                                 --------   -------                                   -----------  -------
Computer-Internet Related - 0.3%                        U.S. GOVERNMENT SECURITIES
DSL.net, Inc.*                     52,250   $    503    U.S. Government Agency - 9.4%
                                                        Federal Home Loan Mortgage Corp.
Computer Software/Services - 5.4%                       5.200%  due  11/1/99          $   3,330    $   3,330
Ceridian Corporation*              20,000        439    5.100%  due  11/9/99              2,215        2,212
Citrix Systems, Inc.*              12,000        769    5.200%  due  11/16/99             2,040        2,036
Compuware Corporation*             10,000        278                                               ---------
Concord EFS, Inc.*                 20,000        541                                                   7,578
CSG Systems Intl, Inc.*            43,400      1,489    Federal National Mortgage Association
First Data                         27,677      1,264    5.235%  due  12/13/99             7,995        7,946
Jack Henry & Associates             7,000        255                                               ---------
Microsoft Corp.*                   20,000      1,851
PC-Tel, Inc.*                       8,500        255    Total U.S. Government Agency                  15,524
Primark Corp.*                     30,000        761
Sungard Data Systems, Inc.*        40,000        978    U.S. Government Obligations - 2.0%
                                            --------    U.S. Treasury Notes
                                               8,880    7.750%  due  1/31/00              1,508        1,518
Photography/Imaging - 0.0%                              6.500%  due  8/31/01              1,727        1,747
Xerox Corp.                         4,000        112                                               ---------
Semiconductors - 1.0%                                   Total U.S. Government Obligations              3,265
American Xtal Tech., Inc.*          5,000         65                                               ---------
Intel Corp.                        20,000      1,549
                                            --------    Total U.S. Government Securities - 11.4%      18,789
                                               1,614    (cost - $18,767)
                                            --------
Total Common Stocks -                                   CORPORATE BONDS
Technology - 14.8%                            24,445    Aerospace & Defense - 1.2%
                                            --------    Boeing Capital Corp.
                                                        5.960%  due  5/25/04              2,000        1,913
Total Common Stocks -  66.7%
(cost - $77,870)                             109,615    Agricultural & Industrial Equipment - 0.6%
                                                        Case Corp.
                                                        6.750%  due  10/21/07             1,000          940


               See accompanying notes to the financial statements

                                       32

                             Asset Allocation Fund
                            Schedule of Investments
                                October 31, 1999

                                Principal                                              Principal
In thousands, except shares      Amount      Value                                      Amount      Value
                               -----------  -------                                   -----------  -------

Auto & Truck - 1.4%                                     Machinery - 1.2%
Chrysler Finance Corp.                                  John Deere Capital Co.
6.950%    due 3/25/02          $    1,000   $  1,010    5.850%  due  1/15/01          $   2,000    $   1,985
General Motors Acceptance Corp.
5.875%    due 1/22/03               1,300      1,263    Metal & Mineral - 0.5%
                                            --------    Southdown, Inc.
                                               2,273    10.00%  due  3/1/06                 788          858
Bank and Bank Holding Company - 1.0%
NationsBank Corp.                                       Non Ferrous Metal - 0.6%
7.500%    due 9/15/06               1,576      1,594    Phelps Dodge
                                                        6.375%  due  11/1/04              1,000          978
Communications & Media - 2.2%
PanAmSat Corporation                                    Oil & Gas International - 0.6%
6.000%    due 1/15/03               3,000      2,796    Enron Corp
Tribune Company                                         6.625%  due  11/15/05             1,000          958
6.875%    due 11/1/06                 800        781
                                            --------    Printing & Publishing - 0.9%
                                               3,577    Times Mirror Co.
Entertainment & Leisure - 0.7%                          6.650%  due  10/15/01             1,500        1,502
Brunswick Corp.
6.750%    due 12/15/06                300        285    Restaurants & Lodging - 0.6%
Royal Caribbean                                         Hilton Hotels Corp.
7.000%    due 10/15/07              1,000        947    7.000%  due  7/15/04              1,000          949
                                            --------
                                               1,232    Retail - Food and Drugs - 0.6%
Food , Beverage & Tobacco - 1.8%                        Kroger
Canandaigua Wine                                        7.650%  due  4/15/07              1,000        1,001
8.750%    due 12/15/03                100         99
Nabisco, Inc.                                           Waste Management Services - 0.5%
6.125%    due 2/1/33                3,000      2,898    Waste Management, Inc.
                                            --------    6.625%  due  7/15/02              1,000          918
                                               2,997
Health Care - 0.5%
Omega Healthcare Investors
6.950%    due 8/1/07                1,000        887



               See accompanying notes to the financial statements

                                       33

                             Asset Allocation Fund
                            Schedule of Investments
                                October 31, 1999

                                Principal                                              Principal
In thousands, except shares      Amount      Value                                      Amount      Value
                               -----------  -------                                   -----------  -------

Utilities - 0.6%                                        Utilities - Electric - 3.8%
Korea Electric Power                                    Alliant Energy Corp.
7.000%    due 10/1/02          $    1,000   $    975    5.200%  due  11/8/99          $   3,240    $   3,237
                                            --------
                                                        IPALCO Enterprises
Total Corporate Bonds - 15.5%                           5.310%  due  11/12/99             3,000        2,995
(cost - $26,340)                              25,537                                               ---------
                                                                                                       6,232
COMMERCIAL PAPER                                                                                   ---------
Auto Manufacturers - 0.7%                               Total Commercial Paper - 6.5%
Ford Motor Credit Co.                                   (cost - $10,643)                              10,643
5.327%    due 11/9/99                 150        150
5.230%    due 12/3/99                 950        950    DEMAND NOTE
                                            --------    Utility-Electric - 0.0%
                                               1,100    Wisconsin Electric
Asset Backed Securities - 2.0%                          4.993%  due  11/1/99
Preferred Receivables Funding                           (cost - $66)                         66           66
5.250%    due 11/2/99               1,350      1,350                                               ---------
5.000%    due 11/15/99              1,965      1,961    TOTAL INVESTMENTS - 100.1%
                                            --------    (cost - $133,686)                            164,650
                                               3,311
                                                        Liabilities, less cash and
                                                         other assets - (0.1%)                          (221)
                                                                                                   ---------

                                                        TOTAL NET ASSETS - 100.0%                  $ 164,429
                                                                                                   =========
                                                        * Non-income producing security.




               See accompanying notes to the financial statements

                             Asset Allocation Fund
                              Financial Highlights

                                                        Year          Year           Year
                                                        ended         ended         ended
Selected per share data                               10/31/99      10/31/98       10/31/97
                                                     ----------    ----------     ----------
Net asset value, beginning of year................. $     15.72         16.60          12.75

Income from investment operations:
     Net investment income.........................        0.40          0.39           0.27
     Net realized and unrealized gain (loss) ......        1.93         (0.32)          3.85
                                                    -----------    ----------     ----------
Total income from investment operations............        2.33          0.07           4.12

Less distributions:
     Dividends from net investment income..........        0.43          0.35           0.24
     Distributions from net realized gain..........        0.00          0.60           0.03
                                                    -----------    ----------     ----------
Total distributions................................        0.43          0.95           0.27
                                                    -----------    ----------     ----------

Net asset value, end of year....................... $     17.62         15.72          16.60
                                                    ===========    ==========     ==========

Total return.......................................       14.91%         0.21%         32.61%
                                                    ===========    ==========     ==========

Ratios and supplemental data:
Net assets, end of year (in thousands)............. $   164,429       209,630        164,885
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...        0.36%         0.36%          0.56%
     Expenses, before waivers and reimbursements...        0.76%         0.76%          0.78%
     Net investment income, net of waivers
        and reimbursements.........................        2.14%         2.33%          1.90%
     Net investment income, before waivers
        and reimbursements.........................        1.74%         1.93%          1.68%
Portfolio turnover rate............................          46%           64%            64%




               See accompanying notes to the financial statements

                             Asset Allocation Fund
                        Financial Highlights (continued)

                                                                     Year           Year
                                                                     ended         ended
Selected per share data                                            10/31/96       10/31/95
                                                                  ----------     ----------
Net asset value, beginning of period............................. $     12.04           9.97

Income from investment operations:
     Net investment income.......................................        0.31           0.24
     Net realized and unrealized gain............................        1.01           2.41
                                                                  -----------    -----------
Total income from investment operations..........................        1.32           2.65

Less distributions:
     Dividends from net investment income........................        0.31           0.24
     Distributions from net realized gain........................        0.30           0.34
                                                                  -----------    -----------
Total distributions..............................................        0.61           0.58
                                                                  -----------    -----------

Net asset value, end of period................................... $     12.75          12.04
                                                                  ===========    ===========

Total return.....................................................       11.06%         26.92%
                                                                  ===========    ===========

Ratios and supplemental data:
Net assets, end of year (in thousands)........................... $    88,280         73,775
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements.................        0.87%          0.96%
     Expenses, before waivers and reimbursements.................        0.87%          0.96%
     Net investment income, net of waivers and reimbursements....        2.48%          2.73%
     Net investment income, before waivers and reimbursements....        2.48%          2.73%
Portfolio turnover rate..........................................         120%            95%



               See accompanying notes to the financial statements

                                REIT Index Fund
                      Statement of Assets and Liabilities
                                October 31, 1999

In thousands, except per share data

Assets
     Investments in securities, at value (cost - $23,772)..... $   23,809
     Receivable for securities sold...........................        861
     Dividends receivable.....................................         69
     Receivable for fund shares sold..........................         11
                                                               ----------

Total Assets..................................................     24,750

Liabilities
     Payable for fund shares redeemed.........................      1,001
     Due to custodian.........................................         30
     Accrued expenses payable.................................         27
     Investment advisory fees payable.........................          5
                                                               ----------

Total Liabilities.............................................      1,063
                                                               ----------

Net Assets.................................................... $   23,687
                                                               ==========

Analysis of Net Assets
     Paid in capital.......................................... $   27,305
     Accumulated net realized loss............................     (5,978)
     Net unrealized appreciation..............................         37
     Undistributed net investment income......................      2,323
                                                               ----------

Net Assets.................................................... $   23,687
                                                               ==========

Net Asset Value Per Share (based on net assets of $23,687 and
     2,349 shares issued and outstanding).....................      10.08
                                                               ==========





               See accompanying notes to the financial statements

                                REIT Index Fund
                            Statement of Operations
                      For the year ended October 31, 1999

In thousands

Investment Income
     Dividends................................................. $   2,985
     Interest..................................................        27
                                                                ---------

Total Investment Income........................................     3,012

Expenses
     Investment advisory fees..................................       315
     Fund administration fees..................................        26
     Fund accounting fees......................................        25
     Custodian fees............................................        13
     Transfer agent fees.......................................        13
     Professional fees.........................................         5
     Registration fees.........................................         5
     Trustees fees.............................................         2
     Other.....................................................         1
                                                                ---------

Total Expenses.................................................       405
Less:  Fee Waiver..............................................       263
                                                                ---------

Net Expenses...................................................       142
                                                                ---------

Net Investment Income..........................................     2,870

Net Realized and Unrealized Gain (Loss)
     Net realized loss on sale of investments..................    (5,565)
     Change in net unrealized appreciation on investments......       642
                                                                ---------

     Net realized and unrealized gain (loss)...................    (4,923)
                                                                ---------

Net Increase in Net Assets from Operations..................... $  (2,053)
                                                                =========



               See accompanying notes to the financial statements

                                REIT Index Fund
                      Statements of Changes in Net Assets

                                                           Year        Year
                                                           ended      ended
In thousands                                             10/31/99    10/31/98
                                                        ----------  ----------
Change in net assets from operations
     Net investment income............................. $    2,870       3,942
     Net realized loss ................................     (5,565)       (317)
     Change in net unrealized appreciation.............        642     (13,803)
                                                        ----------  ----------
     Change in net assets from operations..............     (2,053)    (10,178)

Distributions to shareholders from:
     Net investment income.............................     (3,441)     (3,370)
     Net realized gain.................................          0        (690)
                                                        ----------  ----------
     Total distributions...............................     (3,441)     (4,060)

Capital share transactions
     Proceeds from sale of shares......................     11,301      14,502
     Reinvestment of distributions.....................      3,441       4,059
     Cost of shares redeemed...........................    (46,551)    (43,232)
                                                        ----------  ----------
     Change in net assets from capital transactions....    (31,809)    (24,671)
                                                        ----------  ----------

Change in net assets...................................    (37,303)    (38,909)
Net assets at beginning of year........................     60,990      99,899
                                                        ----------  ----------

Net assets at end of year.............................. $   23,687      60,990
                                                        ==========  ==========

Undistributed net investment income.................... $    2,323       2,894
                                                        ==========  ==========





               See accompanying notes to the financial statements

                                REIT Index Fund
                            Schedule of Investments
                                October 31, 1999

In thousands, except shares      Shares      Value                                      Shares      Value
                                --------    -------                                    --------    -------
COMMON STOCKS - REAL ESTATE                             Rouse Co.                        15,500    $     343
INVESTMENT TRUSTS (REITs)                               Tarragon Realty Inv., Inc.        1,800           26
Apartments - 20.5%                                      Washington REIT                   7,670          117
AMLI Residential Properties         3,745   $     78                                               ---------
Apartment Invest & Mgmt Co.        14,813        557                                                   1,433
Archstone Communities Trust        30,030        601    Entertainment - 0.2%
Associated Estates Realty           4,670         40    Entertainment Properties Trust    3,200           45
Avalon Bay Communities             13,962        451
BRE Properties                      9,580        217    Hotel - 6.4%
Camden Property Trust               8,894        241    Boykin Lodging Co.                3,700           48
Cornerstone Realty Income           8,600         89    Equity Inns, Inc.                 8,025           60
Equity Residential Properties      26,263      1,098    Felcor Lodging Trust, Inc.       14,690          250
Essex Property Trust, Inc.          3,905        127    Hospitality Properties Trust     12,165          257
Gables Residential Trust            5,675        137    Host Marriott Corp.              49,100          442
Grove Property Trust                1,900         23    Innkeepers USA Trust              7,450           64
Home Properties of New York         4,100        109    Jameson Inns, Inc.                2,455           22
Mid-America Apt. Community          4,095         91    LaSalle Hotel Properties          3,300           41
Post Properties, Inc.               8,295        320    Meristar Hospitality Corp        10,283          165
Smith, Charles E. Residential       4,195        143    RFS Hotel Investors, Inc.         5,425           65
Summit Properties, Inc.             6,015        115    Sunstone Hotel Investors, Inc.    8,145           78
Town & Country Trust                3,435         59    Winston Hotels                    3,535           29
United Dominion Realty Trust       22,385        245                                               ---------
Walden Residential Props, Inc.      5,435        117                                                   1,521
                                            --------    Manufactured Homes - 1.7%
                                               4,858    Chateau Properties, Inc.          6,090          155
Diversified - 6.1%
Boston Properties, Inc.            14,600        435    Manufact. Home Community          5,615          131
Colonial Properties Trust           5,310        135    Sun Communities, Inc.             3,735          119
Eastgroup Properties                3,495         64                                               ---------
Glenborough Realty Trust, Inc.      6,695         87                                                     405
Investors Real Estate Trust         4,300         36    Office Property - 25.3%
Pacific Gulf Properties             4,320         88    Alexandria Real Estate Equities   2,900           83
Penn Real Estate Invest Trust       2,955         55    Arden Realty Group, Inc.         13,600          274
Prime Group Realty Trust            3,300         47    Brandywine Realty Trust           8,155          137
                                                        Carramerica Realty Corp.         14,415          321
                                                        Cornerstone Properties           27,600          402
                                                        Corporate Office Properties       3,600           26


               See accompanying notes to the financial statements

                                       40

                                REIT Index Fund
                            Schedule of Investments
                                October 31, 1999

In thousands, except shares      Shares      Value                                      Shares      Value
                                --------    -------                                    --------    -------

Cousins Properties, Inc.            6,940   $    220    General Growth Industries        11,105    $     321
Crescent Real Estate               25,815        431    JP Realty, Inc.                   3,810           65
Duke-Weeks Realty Corp.            25,223        495    Lexington Corp. Properties        3,645           40
Equity Office Properties           54,189      1,199    Macerich Co.                      7,275          146
Great Lakes REIT, Inc.              3,600         52    Prime Retail, Inc.                9,288           74
Highwoods Properties, Inc.         13,320        322    Simon Property Group, Inc.       37,295          860
Kilroy Realty Corp.                 5,900        113    Taubman Centers, Inc.            11,480          130
Koger Equity, Inc.                  5,700         88    Urban Shopping Centers, Inc.      3,810           98
Liberty Property Trust             14,385        336                                               ---------
Mack-Cali Realty Corp.             12,795        330                                                   1,887
Mission West Properties             3,600         28    Restaurants - 0.2%
Parkway Properties, Inc.            2,200         67    US Restaurant Properties          3,400           54
Prentiss Properties Trust           8,200        176
PSB Business Parks, Inc.            5,100        115    Shopping Center - 15.1%
Reckson Assoc Realty Corp.          9,670        179    AMB Property Corp                18,600          370
Reckson Assoc Realty Cl B           1,575         32    Bradley Real Estate, Inc.         5,150           86
SL Green Realty Corp.               5,200         95    Burnham Pacific Properties        6,910           69
Spieker Properties, Inc.           13,650        477    Center Trust, Inc.                5,630           58
                                            --------    Developers Diversified           13,200          188
                                               5,998    Equity One, Inc.                  2,400           25
Outlet Centers - 1.2%                                   Federal Realty Inv. Trust         8,660          158
Chelsea GCA Realty, Inc.            3,495        108    First Washington Realty Trust     2,000           41
Konover Property Trust              6,600         42    Glimcher Realty Trust             5,150           76
Mills Corp.                         5,145         93    IRT Property Co.                  7,180           61
Tanger Factory Outlet Center        1,700         37    JDN Realty Corp.                  7,105          135
                                            --------    Kimco Realty Corp.               13,050          445
                                                 280    Kranzco Realty Trust              2,330           20
Prisons - 1.0%                                          Mid Atlantic Realty Trust         3,100           31
Correctionial Properties Trust      1,600         21    New Plan Excel Realty Trust      19,122          331
Prison Realty Corp                 21,300        217    Pan Pacific Retail Properties     4,600           84
                                            --------    Phillips International Realty     1,600           26
                                                 238    Ramco - Gershenson Prop.          1,600           22
Regional Mall - 8.0%                                    Regency Realty Corp.             12,805          254
CBL & Associates Properties         5,325        118    Saul Centers, Inc.                2,795           40
CBL & Associates Prop. Rights      11,825          0
Crown American Realty               5,665         35


               See accompanying notes to the financial statements

                                       41

                                REIT Index Fund
                            Schedule of Investments
                                October 31, 1999
                                                                                       Principal
In thousands, except shares      Shares      Value                                      Amount      Value
                                --------    -------                                   -----------  -------
Vornado Realty Trust               18,478   $    586    U.S. GOVERNMENT SECURITIES
Weingarten Realty Investment        5,765        221    U.S. Government Agencies - 1.1%
Western Properties Trust            3,745         39    Federal Home Loan Mortgage Corp.
Westfield America, Inc.            15,800        217    5.130%  due  11/23/99
                                            --------    (cost - $249)                 $     250    $     249
                                               3,583
Storage - 4.6%                                          DEMAND NOTE
Public Storage, Inc.               29,398        709    Utility - Electrical - 0.3%
Shurgard Storage Centers            6,265        148    Wisconsin Electric
Sovran Self Storage, Inc.           2,720         58    4.993%  due  11/1/99
Storage USA                         6,065        177    (cost - $76)                         76           76
                                            --------                                               ---------
                                               1,092
Triple Net Lease - 3.2%
Captec Net Lease Realty, Inc.       2,100         23    TOTAL INVESTMENTS - 100.5%
Capital Automotive Reit             4,600         59    (cost - $23,772)                              23,809
Commercial Net Lease Realty         6,515         75
Franchise Finance Corp.            12,060        262    Liabilities, less other assets  -  (0.5%)       (122)
Golf Trust of America               1,700         30                                               ---------
National Golf Properties            2,795         60
Realty Income Corp.                 5,750        129    TOTAL NET ASSETS - 100.0%                  $  23,687
Trinet Corporate Realty Trust       5,385        124                                               =========
                                            --------
                                                 762
Warehouse / Industrial - 5.6%
American Industrial Properties      4,500         52
Bedford Property Investors          4,920         86
Cabot Industrial Trust              8,700        174
Centerpoint Properties Corp.        4,385        143
First Industrial Realty Trust       8,205        203
Prologis Trust                     34,674        670
                                            --------
                                               1,328
                                            --------
Total Common Stocks - Real Estate
Investment Trusts - 99.1%
(cost - $23,447)                              23,484

               See accompanying notes to the financial statements

                                REIT Index Fund
                              Financial Highlights

                                                                  Year       Year
                                                                  ended     ended
Selected per share data                                         10/31/99   10/31/98
                                                               ---------- ----------
Net asset value, beginning of period.......................... $   11.42      13.69

Income (loss) from investment operations:
     Net investment income....................................      1.11       0.68
     Net realized and unrealized gain (loss) .................     (1.79)     (2.40)
                                                               ---------  ---------
Total income (loss) from investment operations................     (0.68)     (1.72)

Less distributions:
     Dividends from net investment income.....................      0.66       0.46
     Distributions from net realized gain.....................      0.00       0.09
                                                               ---------  ---------
Total distributions...........................................      0.66       0.55
                                                               ---------  ---------

Net asset value, end of period................................ $   10.08      11.42
                                                               =========  =========

Total return..................................................     (6.31%)   (13.27%)
                                                               =========  =========

Ratios and supplemental data:
Net assets, end of period (in thousands)...................... $  23,687     60,990
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements..............      0.27%      0.24%
     Expenses, before waivers and reimbursements..............      0.77%      0.74%
     Net investment income, net of waivers and reimbursements.      5.47%      4.80%
     Net investment income, before waivers and reimbursements.      4.97%      4.30%
Portfolio turnover rate.......................................        33%        50%




               See accompanying notes to the financial statements

                                REIT Index Fund
                        Financial Highlights (continued)

                                                                   Year         09/03/96
                                                                   ended        through
Selected per share data                                          10/31/97       10/31/96
                                                                ----------     ----------
Net asset value, beginning of period........................... $    10.44          10.00
Income from investment operations:
     Net investment income.....................................       0.41           0.10***
     Net realized and unrealized gain..........................       2.99           0.34
                                                                ----------     ----------
Total income from investment
operations.....................................................       3.40           0.44
Less distributions:
     Dividends from net investment income......................       0.15           0.00
     Distributions from net realized gain......................       0.00           0.00
                                                                ----------     ----------
Total distributions............................................       0.15           0.00
                                                                ----------     ----------
Net asset value, end of period................................. $    13.69          10.44
                                                                ==========     ==========
Total return...................................................      32.78%          4.40%**
                                                                ==========     ==========
Ratios and supplemental data:
Net assets, end of period (in thousands)....................... $   99,899         25,690
Ratio to average net assets of:
     Expenses, net of waivers and reimbursements...............       0.51%          1.20%*
     Expenses, before waivers and reimbursements...............       0.82%          1.20%*
     Net investment income, net of waivers and reimbursements..       4.42%          5.97%*
     Net investment income, before waivers and reimbursements..       4.11%          5.97%*
Portfolio turnover rate........................................         22%             0%
----------------------------------------------------------------------------------------------

* Annualized
** Not annualized
*** Calculated based on average shares outstanding throughout the period.

               See accompanying notes to the financial statements

                                   Aon Funds
                       Notes to the Financial Statements

1. Description of Entity

Aon Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of four Funds: the Money Market Fund, the Government Securities Fund, the Asset Allocation Fund, and the REIT Index Fund. There are an unlimited number of shares authorized with no par value.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that Rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

    a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Investments held by the Money Market Fund, and short-term debt instruments held by other Funds, are stated at amortized cost which approximates fair value.

    b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

    c) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, declared and paid quarterly for the Asset Allocation Fund, and declared and paid annually for the REIT Index Fund.

    d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

                                   Aon Funds
                       Notes to the Financial Statements

    e) Repurchase Agreement - During the term of a repurchase agreement, collateral with a market value greater than or equal to the market value of the repurchase agreement is held by the Fund's custodian.

3. Investment Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund          .30%
Government                 Securities Fund .45% of the first $100 million;
                           .40% of the next $100 million; .35% of the next
                           $100 million; .30% of the next $100 million;
                           and .25% of amounts in excess of $400 million
Asset Allocation Fund      .65% of the first $250 million; .55% of the next
                           $250 million; and .45% of amounts in excess of
                           $500 million
REIT Index Fund            .60% of the first $100 million; .55% of the next
                           $100 million; and .50% of amounts in excess of $200 million

The Investment Advisor has voluntarily agreed to waive sufficient investment advisory fees to result in a net effective annual rate of .10% of the average daily net assets of the Money Market Fund, the Government Securities Fund, and the REIT Index Fund, .25% of the average daily net assets of the Asset Allocation Fund until February 28, 2000.

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                1.00%
Government Securities Fund       1.50% of the first $30 million;
                                 and 1.25% in excess of $30 million
Asset Allocation Fund            1.25%
REIT Index Fund                  1.50% of the first $30 million;
                                 and 1.25% in excess of $30 million

To assist in the administration of the Trust, the Trust has entered into an administration agreement with Aon Securities Corporation, an affiliate of Aon Corporation, to provide certain administrative services for the Trust. Under this agreement, the Trust pays Aon Securities Corporation an annual fee of .05% of the average daily net assets of each Fund.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor and Aon Securities Corporation. These officers and trustees serve without direct compensation from the Trust. During the year ended October 31, 1999, the Trust incurred expenses totaling $64,000 for compensation of unaffiliated trustees.

                                   Aon Funds
                       Notes to the Financial Statements

4. Income Taxes

Each Fund intends to qualify as a "regulated investment company" under the provision of Subchapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The REIT Index Fund has capital loss carryovers of $79,105, for the year ended October 31, 1998 and $5,454,201 for the year ended October 31, 1999 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the year 2006 and 2007 respectively.

At October 31, 1999, the identified cost of investments for federal income tax purposes was as follows:

    In Thousands

    Money Market Fund                             $      1,146,637
    Government Securities Fund                    $        161,623
    Asset Allocation Fund                         $        134,308
    REIT Index Fund                               $         24,120

The gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at October 31, 1999, were as follows:

                                                Government    Asset       REIT
In Thousands                                    Securities  Allocation    Index
                                                   Fund       Fund        Fund
                                                ----------  ----------  --------
Gross unrealized appreciation                     $    18     38,920      1,604
Gross unrealized depreciation                      (9,320)    (8,578)    (1,915)
                                                  -------    -------    -------

Net unrealized appreciation (depreciation)        $(9,302)    30,342       (311)
                                                  =======    =======    =======

5. Investments

Investment transactions for the year ended October 31, 1999, including maturities and excluding short-term investments, were as follows:

                                                                 Proceeds
    In Thousands                                   Purchases    from sales
                                                  -----------  ------------

    Government Securities Fund                    $   130,341      116,443
    Asset Allocation Fund                         $    82,137      165,513
    REIT Index Fund                               $    16,532       47,433

                                   Aon Funds
                       Notes to the Financial Statements


6. Capital Share Transactions

Capital stock transactions were as follows:

                                    Money Market            Government Securities
In thousands                            Fund                        Fund
                                Shares        Amount        Shares        Amount
                              ----------    ----------    ----------    ----------
Balance at October 31, 1997      766,356    $  766,356         9,954    $  101,757

    Shares sold                7,411,667     7,411,667         4,161        44,216
    Dividend reinvestments        19,465        19,465           691         7,420
                              ----------    ----------    ----------    ----------
    Total issued               7,431,132     7,431,132         4,852        51,636
    Shares redeemed           (7,503,821)   (7,503,821)         (714)       (7,678)
                              ----------    ----------    ----------    ----------
    Net change in shares         (72,689)      (72,689)        4,138        43,958
                              ----------    ----------    ----------    ----------

Balance at October 31, 1998      693,667       693,667        14,092       145,715

    Shares sold                7,682,976     7,682,976         1,639        17,389
    Dividend reinvestments        22,647        22,647         1,338        13,958
                              ----------    ----------    ----------    ----------
    Total issued               7,705,623     7,705,623         2,977        31,347
    Shares redeemed           (7,254,448)   (7,254,448)       (1,432)      (14,460)
                              ----------    ----------    ----------    ----------
    Net change in shares         451,175       451,175         1,545        16,887
                              ----------    ----------    ----------    ----------

Balance at October 31, 1999   1,144,842 $    1,144,842      15,637 $       162,602
                              ==========    ==========    ==========    ==========

                                Asset Allocation           REIT Index
                                      Fund                    Fund
                               Shares      Amount      Shares      Amount
                              --------    --------    --------    --------

Balance at October 31, 1997    9,934 $     119,700     7,299 $      83,785

    Shares sold                  6,730     115,208       1,068      14,502
    Dividend reinvestments         647      10,719         296       4,059
                              --------    --------    --------    --------
    Total issued                 7,377     125,927       1,364      18,561
    Shares redeemed             (3,974)    (65,772)     (3,323)    (43,232)
                              --------    --------    --------    --------
    Net change in shares         3,403      60,155      (1,959)    (24,671)
                              --------    --------    --------    --------

Balance at October 31, 1998     13,337     179,855       5,340      59,114

    Shares sold                    777      13,415       1,039      11,301
    Dividend reinvestments         270       4,659         321       3,441
                              --------    --------    --------    --------
    Total issued                 1,047      18,074       1,360      14,742
    Shares redeemed             (5,052)    (86,312)     (4,351)    (46,551)
                              --------    --------    --------    --------
    Net change in shares        (4,005)    (68,238)     (2,991)    (31,809)
                              --------    --------    --------    --------

Balance at October 31, 1999    9,332 $     111,617     2,349 $      27,305
                              ========    ========    ========    ========

                                   Aon Funds
                       Notes to the Financial Statements


7. Written Covered Call Options

The Asset Allocation Fund engages in portfolio hedging with respect to declining stock prices by writing covered call options. The premiums received when a covered call option is written provide a partial hedge against declining prices and enable the Fund to generate a higher return.

Transactions in options for the year ending October 31, 1999, were as follows:


                                               Contracts     Premiums
                                              -----------  -----------

    Options outstanding, beginning of year             0   $        0
    Options written                                  610      303,595
    Options exercised                               (382)    (166,863)
    Options expired                                 (228)    (136,732)
    Options closed                                     0            0
    Options assigned                                   0            0
                                              -----------  -----------

    Options outstanding, end of year                   0   $        0
                                              ===========  ===========